Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detail movement table [line items]
Balance at beginning of period	€ 33,806	€ 21,089	€ 17,347
Proceeds from loans and borrowings	54,319	14,669	5,672
Repayment of loans and borrowings	(11,904)	(2,796)	(4,711)
New finance leases	2,906	2,483	3,808
Repayment of finance leases	(2,947)	(1,898)	(1,546)
Loans acquired from business combination	18,205	0	303
Net foreign exchange movements	172	259	216
Balance at end of period	€ 94,557	€ 33,806	€ 21,089